Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 3,376	SFr 4,259
Property, plant and equipment, end of period	2,651	3,376	SFr 4,259
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	14,372	13,602
Additions	760	801
Disposals	(13)	(31)
Property, plant and equipment, end of period	15,119	14,372	13,602
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(10,996)	(9,343)
Depreciation expense	(1,485)	(1,672)	(1,800)
Disposals	13	19
Property, plant and equipment, end of period	(12,468)	(10,996)	(9,343)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	97	126
Property, plant and equipment, end of period	75	97	126
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	309	285
Additions	24	24
Property, plant and equipment, end of period	333	309	285
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(212)	(159)
Depreciation expense	(46)	(53)
Property, plant and equipment, end of period	(258)	(212)	(159)
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	317	310
Property, plant and equipment, end of period	331	317	310
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,168	1,909
Additions	219	278
Disposals		(19)
Property, plant and equipment, end of period	2,387	2,168	1,909
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,851)	(1,599)
Depreciation expense	(205)	(271)
Disposals		19
Property, plant and equipment, end of period	(2,056)	(1,851)	(1,599)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,132	2,748
Property, plant and equipment, end of period	1,483	2,132	2,748
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	10,233	9,765
Additions	316	468
Disposals	(13)
Property, plant and equipment, end of period	10,536	10,233	9,765
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(8,101)	(7,017)
Depreciation expense	(965)	(1,084)
Disposals	13
Property, plant and equipment, end of period	(9,053)	(8,101)	(7,017)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	830	1,072
Property, plant and equipment, end of period	762	830	1,072
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,662	1,640
Additions	201	31
Transfers		3
Disposals		(12)
Property, plant and equipment, end of period	1,863	1,662	1,640
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(832)	(568)
Depreciation expense	(269)	(264)
Property, plant and equipment, end of period	SFr (1,101)	(832)	(568)
Assets under construction
Property, plant and equipment:
Property, plant and equipment, beginning of period		3
Property, plant and equipment, end of period			3
Assets under construction | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period		3
Transfers		SFr (3)
Property, plant and equipment, end of period			SFr 3